The Wright EquiFund Equity Trust

===============================================================================


     Wright EquiFund-Australasia*           Wright EquiFund-Japan
     Wright EquiFund-Austria*               Wright EquiFund-Mexico
     Wright EquiFund-Belgium/Luxembourg     Wright EquiFund-Netherlands
     Wright EquiFund-Britain*               Wright EquiFund-Nordic
     Wright EquiFund-Canada*                Wright EquiFund-Switzerland*
     Wright EquiFund-France*                Wright EquiFund-United States*
     Wright EquiFund-Germany*               Wright EquiFund-Global*
     Wright EquiFund-Hong Kong/China        Wright EquiFund-International*
     Wright EquiFund-Ireland*

* As of the date of this Supplement, these Funds are not available for purchase in any State of the United States. Contact the Principal Underwriter or your broker for the latest information.

                          Supplement to the Prospectus
                                dated May 1, 1997

Effective as of the date of this supplement, shares of the following Funds are no longer available for purchase:

                         Wright EquiFund - Britain
                         Wright EquiFund - Germany
                         Wright EquiFund - Switzerland



March 26, 1998

                        The Wright EquiFund Equity Trust

==============================================================================


     Wright EquiFund-Australasia*          Wright EquiFund-Japan
     Wright EquiFund-Austria*              Wright EquiFund-Mexico
     Wright EquiFund-Belgium/Luxembourg    Wright EquiFund-Netherlands
     Wright EquiFund-Britain*              Wright EquiFund-Nordic
     Wright EquiFund-Canada*               Wright EquiFund-Switzerland*
     Wright EquiFund-France*               Wright EquiFund-United States*
     Wright EquiFund-Germany*              Wright EquiFund-Global*
     Wright EquiFund-Hong Kong/China       Wright EquiFund-International*
     Wright EquiFund-Ireland*

* As of the date of this Supplement, these Funds are not available for purchase in any State of the United States. Contact the Principal Underwriter or your broker for the latest information.


                Supplement to Statement of Additional Information
                                dated May 1, 1997



Effective as of the date of this supplement, shares of the following Funds are no longer available for purchase:

                         Wright EquiFund - Britain
                         Wright EquiFund - Germany
                         Wright EquiFund - Switzerland


March 26, 1998